Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Total exchange loss	$ 1,079,191	$ (105,098)	$ (333,462)
Market interest rate	1.00%
Cash outflow	$ 99,943	143,745	$ 149,228
Financial assets at amortized cost	29,867,564	19,003,825
Other receivables and guarantee deposits	$ 869,619	$ 241,300